BUSINESS COMBINATIONS (Details) In Thousands, except Share data, unless otherwise specified					0 Months Ended		0 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Jan. 06, 2012 Trade Lead CNY	Sep. 30, 2011 Trade Lead	Jan. 06, 2012 Trade Lead Sales backlog CNY	Jan. 06, 2012 Trade Lead TV episodes library CNY	Jan. 06, 2012 Trade Lead Class A ordinary shares
BUSINESS COMBINATIONS
Percentage of equity interest acquired					95.00%	5.00%
Total purchase price					112,936
Cash consideration					78,869
Number of Class A ordinary shares previously held in escrow issued or issuable									6,202,179
Effective settlement of amounts payable by Youku to Trade Lead and Tianshi					47,071
Ownership interest (as a percent)					5.00%
Acquisition-date fair value of the equity interest held before acquisition					5,051
Net gain arising from the re-measurement of the existing carrying value of investment to fair value					3,344
Gain or loss recognized from the effective settlement of pre-existing relationships					0
Aggregate fair values of the assets acquired and liabilities assumed
Cash and cash equivalents					53,091
Tangible assets acquired					88,888
Intangible assets					6,391		5,821	570
Goodwill	704,126	4,262,569	702,970	4,255,570	73,688
Liabilities assumed					(56,194)
Deferred tax liabilities					(806)
Total consideration					165,058
Amount of goodwill expected to be deductible for income tax purposes					0
Estimated average useful life							1 year	1 year
Acquisition related costs					1,140